Dear Variable Annuity Owner:

Despite extreme volatility, returns in the U.S. domestic stock market were relatively flat in the first half of 2000. There were some signs of strength, particularly with mid-cap stocks. International markets were generally flat to down, particularly in some of the world's developing markets. The table below shows the percent change in unit price for each of the subaccounts of the CUNA Mutual Life Variable Annuity Account.

                                                   Percent change
                                                 in Unit Value from
 Subaccount                                   12/31/99 through 6/30/00
--------------------------------------------------------------------------------
 Money Market                                          2.06%
 Bond                                                  1.89%
 Balanced                                              2.27%
 Growth and Income Stock                               1.60%
 Capital Appreciation Stock                            2.54%
 Mid-Cap Stock                                         5.86%
 International Stock                                  (5.38)%
 Global Governments                                    0.78%
 Emerging Growth                                      (2.97)%
 High Income                                          (1.34)%
 Developing Markets                                  (17.65)%
--------------------------------------------------------------------------------

The CUNA Mutual Life Variable Annuity Account invests in the mutual funds listed above. The returns shown reflect the deduction of the separate account level charges. The returns at the separate account level are slightly lower than at the mutual fund level as a result of these charges.

This booklet is divided into several sections. Each section contains the semiannual report for a component of the MEMBERS(R) Variable Annuity. The first section contains the following reports for the CUNA Mutual Life Variable Annuity
Account:

 Statement of Assets and Liabilities...................................  page 2
 Statement of Operations...............................................  page 4
 Statement of Changes in Net Assets....................................  page 5
 Notes to the Financial Statements.....................................  page 8

The remaining sections of this booklet cover the mutual funds and include discussions of the funds' results and the managers' outlooks for (1) the Ultra Series Fund which includes the Money Market Fund, Bond Fund, Balanced Fund, Growth and Income Stock Fund, Capital Appreciation Stock Fund, and Mid-Cap Stock Fund; (2) the International Stock Portfolio of the T. Rowe Price International Series, Inc.; (3) the MFS(R) Global Government Series(SM) and the MFS(R) Emerging Growth Series(SM) of the MFS(R) Variable Insurance Trust(SM), (4) the Oppenheimer High Income Fund/VA of the Oppenheimer Variable Account Funds; and
(5) the Templeton Developing Markets Fund of the Templeton Variable Products Series Fund.

MEMBERS(R) Variable Annuity is a tool to help you meet you long term asset accumulation and retirement income needs. We appreciate the trust you place in our company and we look forward to helping you achieve your financial goals. Thank you for giving us the opportunity to serve you.

Sincerely,

/s/Michael B. Kitchen
Michael B. Kitchen
President and Chief Executive Officer
CUNA Mutual Life Insurance Company


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                      Statements of Assets and Liabilities
                                  June 30, 2000
                                   (Unaudited)

                                                                                                          Capital
                                              Money                                      Growth and      Appreciation   Mid-Cap
                                              Market          Bond         Balanced      Income Stock     Stock          Stock
Assets:                                      Subaccount     Subaccount    Subaccount     Subaccount      Subaccount     Subaccount
                                             ----------     ----------    ----------     ----------      ----------     ----------
Investments in Ultra Series Fund:
   (note 2)
Money Market Fund,
   42,398,794 shares at net asset value of
   $1.00 per share (cost $42,398,794)        $42,398,794    $        --   $         --   $         --    $         --   $        --

Bond Fund,
   7,793,966 shares at net asset value of
   $10.14 per share (cost $81,686,777)                --     79,004,626             --             --              --            --

Balanced Fund,
   21,839,651 shares at net asset value of
   $20.77 per share (cost $379,338,006)               --             --    453,645,009             --              --            --

Growth and Income Stock Fund,
   18,644,319 shares at net asset value of
   $34.14 per share (cost $489,349,805)               --             --             --    636,560,331              --            --

Capital Appreciation Stock Fund,
   12,616,292 shares at net asset value of
   $26.15 per share (cost $231,865,407)               --             --             --             --     329,926,430            --

Mid-Cap Stock Fund,
   1,914,410 shares at net asset value of
   $11.86 per share (cost $21,135,193)                --             --             --             --              --    22,712,978
                                              ----------     ----------    -----------    -----------     -----------    ----------
     Total assets                             42,398,794     79,004,626    453,645,009    636,560,331     329,926,430    22,712,978
                                              ----------     ----------    -----------    -----------     -----------    ----------
Liabilities:
Accrued adverse mortality and
   expense charges                                90,244        166,847        962,178      1,384,108         697,904        43,701
Other accrued expenses                            10,829         20,022        115,461        166,093          83,749         5,244
                                              ----------     ----------    -----------    -----------     -----------    ----------
     Total liabilities                           101,073        186,869      1,077,639      1,550,201         781,653        48,945
                                              ----------     ----------    -----------    -----------     -----------    ----------
     Net assets                              $42,297,721    $78,817,757   $452,567,370   $635,010,130    $329,144,777   $22,664,033
                                              ==========     ==========    ===========    ===========     ===========    ==========
Contract owners' equity:
Contracts in accumulation period
    (note 5)                                 $42,287,428    $78,812,871   $452,357,138   $634,504,953    $329,069,980   $22,660,985
Contracts in annuity payment period
   (note 2 and note 5)                            10,293          4,886        210,232        505,177          74,797         3,048
                                              ----------     ----------    -----------    -----------     -----------    ----------
     Total contract owners' equity           $42,297,721    $78,817,757   $452,567,370   $635,010,130    $329,144,777   $22,664,033
                                              ==========     ==========    ===========    ===========     ===========    ==========
     Total units outstanding

       (note 5 and note 6)                     3,418,963      6,092,388     23,323,007     23,192,777      21,869,361     1,901,549
                                              ==========     ==========    ===========    ===========     ===========    ==========
     Net asset value per unit                     $12.37         $12.94         $19.40         $27.38          $30.28        $11.92
                                              ==========     ==========    ===========    ===========     ===========    ==========


See accompanying notes to financial statements.


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                 Statements of Assets and Liabilities, continued
                                  June 30, 2000
                                   (Unaudited)

                                           International    Global        Emerging         High          Developing
                                            Stock          Governments     Growth         Income          Markets
Assets:                                    Subaccount      Subaccount     Subaccount     Subaccount      Subaccount
                                           ----------      ----------     ----------     ----------      ----------
Investments in T. Rowe Price
International Fund, Inc.:
   International Stock Portfolio,
   5,602,542 shares at net asset value of
   $18.14 per share (cost $73,909,535)     $101,630,118    $        --    $         --    $       --     $       --

Investments in MFS(R) Variable
Insurance Trust(SM):
   Global Governments Series,
   1,134,854 shares at net asset value of
   $9.68 per share (cost $11,618,051)                --     10,985,382              --            --             --

Investments in MFS(R) Variable
Insurance Trust(SM):
   Emerging Growth Series,
   5,136,252 shares at net asset value of
   $35.05 per share (cost $102,851,760)              --             --     180,025,627            --             --

Investments in Oppenheimer
Variable Account Funds:
   High Income Series,
   5,013,092 shares at net asset value of
   $9.57 per share (cost $54,999,083)                --             --              --    47,975,294             --

Investments in Templeton
Variable Products Series Fund:
   Developing Markets Series,
   1,224,718 shares at net asset value of
   $6.37 per share (cost $8,547,724)                 --             --              --            --      7,801,456
                                            -----------     ----------     -----------    ----------      ---------
     Total assets                           101,630,118     10,985,382     180,025,627    47,975,294      7,801,456
                                            -----------     ----------     -----------    ----------      ---------
Liabilities
Accrued adverse mortality and
   expense charges                              210,830         23,478         368,619       102,070         16,049
Other accrued expenses                           25,300          2,817          44,234        12,248          1,926
                                            -----------     ----------     -----------    ----------      ---------
     Total liabilities                          236,130         26,295         412,853       114,318         17,975
                                            -----------     ----------     -----------    ----------      ---------
     Net assets                            $101,393,988    $10,959,087    $179,612,774   $47,860,976     $7,783,481
                                            ===========     ==========     ===========    ==========      =========
Contract owners' equity:
Contracts in accumulation period
   (note 5)                                $101,350,999    $10,957,220    $179,536,214   $47,831,309     $7,783,481
Contracts in annuity payment period
   (note 2 and note 5)                           42,989          1,867          76,560        29,667             --
                                            -----------     ----------     -----------    ----------     ----------
     Total contract owners' equity         $101,393,988    $10,959,087    $179,612,774   $47,860,976     $7,783,481
                                            ===========     ==========     ===========    ==========     ==========
     Total units outstanding
       (note 5 and note 6)                    5,655,305        941,526       6,622,531     4,338,623      1,208,180
                                            ===========     ==========     ===========    ==========      =========
     Net asset value per unit                    $17.93         $11.64          $27.12       $11.03           $6.44
                                            ===========     ==========     ===========    ==========      =========

See accompanying notes to financial statements.


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                                  June 30, 2000
                                   (Unaudited)

                                                                                                           Capital
                                              Money                                        Growth and     Appreciation     Mid-Cap
                                             Market           Bond         Balanced       Income Stock        Stock         Stock
Investment income (loss):                  Subaccount      Subaccount     Subaccount       Subaccount      Subaccount    Subaccount*
                                           ----------      ----------     ----------       ----------      ----------    -----------
  Dividend income                          $1,110,194     $1,285,929      $3,630,790      $1,676,061          $56,375        $9,313
  Adverse mortality and expense charges
   (note 3)                                  (249,054)      (481,054)     (2,706,150)     (3,845,989)      (1,928,855)      (98,627)
  Administrative charges                      (29,886)       (57,726)       (324,738)       (461,519)        (231,463)      (11,835)
                                           ----------     ----------      ----------      ----------       ----------      --------
  Net investment income (loss)                831,254        747,149         599,902      (2,631,447)      (2,103,943)     (101,149)
                                           ----------     ----------      ----------      ----------       ----------      --------
Realized and unrealized gain (loss)
  on investments:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions                      --             --       2,406,097       2,258,376        3,434,686        13,634
   Proceeds from sale of securities        22,547,955      4,501,507       4,758,371       3,432,427        1,088,628        64,154
   Cost of securities sold                (22,547,955)    (4,693,277)     (3,968,546)     (2,613,361)        (751,723)      (60,154)
                                           ----------     ----------      ----------      ----------       ----------      --------
   Net realized gain (loss) on security
    transactions                                   --       (191,770)      3,195,922       3,077,442        3,771,591        17,634
  Net change in unrealized appreciation
   or depreciation on investments                  --        889,680       6,131,505       9,055,255        6,369,507       920,820
                                           ----------     ----------      ----------      ----------       ----------      --------
   Net gain (loss) on investments                  --        697,910       9,327,427      12,132,697       10,141,098       938,454
                                           ----------     ----------       ---------      ----------       ----------      --------
Net increase (decrease) in net assets
  resulting from operations                  $831,254     $1,445,059      $9,927,329      $9,501,250       $8,037,155      $837,305
                                           ==========     ==========      ==========      ==========       ==========      ========


                                           International     Global         Emerging         High          Developing
                                              Stock         Governments       Growth         Income         Markets
Investment income (loss):                  Subaccount       Subaccount      Subaccount     Subaccount      Subaccount
                                           ----------       ----------      ----------     ----------      ----------
  Dividend income                         $        --        $535,326      $        --    $4,911,477          $59,548
  Adverse mortality and expense charges
   (note 3)                                  (608,285)        (70,357)      (1,083,642)     (299,943)         (49,543)
  Administrative charges                      (72,994)         (8,443)        (130,037)      (35,993)          (5,945)
                                           ----------        --------       ----------     ---------       ----------
  Net investment income (loss)               (681,279)        456,526       (1,213,679)    4,575,541            4,060
                                           ----------        --------       ----------     ---------       ----------
Realized and unrealized gain (loss)
  on investments:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions                      --              --        9,433,835            --               --
   Proceeds from sale of securities           424,526       1,283,352        3,829,481     3,610,904          746,657
   Cost of securities sold                   (293,531)     (1,340,796)      (1,808,896)   (3,896,950)        (724,649)
                                           ----------        --------       ----------     ---------       ----------
   Net realized gain (loss) on security
    transactions                              130,995         (57,444)      11,454,420      (286,046)          22,008
  Net change in unrealized appreciation
   or depreciation on investments          (4,795,226)       (326,499)     (16,066,344)   (4,921,832)      (1,568,942)
                                           ----------        --------       ----------     ---------       ----------
   Net gain (loss) on investments          (4,664,231)       (383,943)      (4,611,924)   (5,207,878)      (1,546,934)
                                           ----------        --------       ----------     ---------       ----------
Net increase (decrease) in net assets
  resulting from operations               ($5,345,510)        $72,583      ($5,825,603)    ($632,337)     ($1,542,874)
                                           ==========        ========       ==========     =========       ==========

See accompanying notes to financial statements.

*The data is for the period beginning May 1, 1999 (date of initial activity).


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
      For six months ended June 30, 2000 and year ended December 31, 1999
                                   (Unaudited)

                                                     MONEY MARKET SUBACCOUNT                       BOND SUBACCOUNT
Operations:                                         2000                  1999                 2000                  1999
                                                    ----                  ----                 ----                  ----
  Net investment income (loss)                      $831,254            $1,070,953              $747,149            $3,305,669
  Net realized gain (loss) on
   security transactions                                  --                    --              (191,770)              (39,265)
  Net change in unrealized appreciation
   or depreciation on investments                         --                    --               889,680            (3,692,698)
                                                 -----------           -----------           -----------           -----------
    Change in net assets from operations             831,254             1,070,953             1,445,059              (426,294)
                                                 -----------           -----------           -----------           -----------
Capital unit transactions (note 5):
  Proceeds from sales of units                    67,817,212           108,025,036            33,316,760            71,191,403
  Cost of units repurchased                      (68,589,087)          (93,597,976)          (33,042,988)          (51,892,110)
  Actuarial adjustments for mortality
   experience on annuities in payment period            (226)                  214                (1,013)                  536
  Annuity benefit payments                              (110)                 (815)                 (209)                 (283)
                                                 -----------           -----------           -----------           -----------
   Change in net assets from capital
    unit transactions                               (772,211)           14,426,459               272,550            19,299,546
                                                 -----------           -----------           -----------           -----------
Increase (decrease) in net assets                     59,043            15,497,412             1,717,609            18,873,252

Net assets:
  Beginning of period                             42,238,678            26,741,266            77,100,148            58,226,896
                                                 -----------           -----------           -----------           -----------
  End of period                                  $42,297,721           $42,238,678           $78,817,757           $77,100,148
                                                 ===========           ===========           ===========           ===========


                                                       BALANCED SUBACCOUNT                GROWTH AND INCOME STOCK SUBACCOUNT
Operations:                                           2000                  1999                 2000                  1999
                                                      ----                  ----                 ----                  ----
  Net investment income (loss)                       $599,902            $5,123,255           ($2,631,447)          ($2,192,294)
  Net realized gain (loss) on
   security transactions                            3,195,922             9,927,671             3,077,442            36,423,144
  Net change in unrealized appreciation
   or depreciation on investments                   6,131,505            28,064,336             9,055,255            39,831,071
                                                  -----------           -----------           -----------           -----------
    Change in net assets from operations            9,927,329            43,115,262             9,501,250            74,061,921
                                                  -----------           -----------           -----------           -----------
Capital unit transactions (note 5):
  Proceeds from sale of units                     137,323,399           253,387,516           183,847,440           324,474,244
  Cost of units repurchased                      (113,657,250)         (174,777,068)         (149,408,037)         (237,335,322)
  Actuarial adjustments for mortality
   experience on annuities in payment period            1,374                 3,206                14,162                 8,597
  Annuity benefit payments                             (8,503)              (25,514)              (20,854)              (38,478)
                                                  -----------           -----------           -----------           -----------
   Change in net assets from capital
    unit transactions                              23,659,020            78,588,140            34,432,711            87,109,041
                                                  -----------           -----------           -----------           -----------
Increase (decrease) in net assets                  33,586,349           121,703,402            43,933,961           161,170,962

Net assets:
  Beginning of period                             418,981,021           297,277,619           591,076,169           429,905,207
                                                  -----------           -----------           -----------           -----------
  End of period                                  $452,567,370          $418,981,021          $635,010,130          $591,076,169
                                                  ===========           ===========           ===========           ===========

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                 Statements of Changes in Net Assets, continued
      For six months ended June 30, 2000 and year ended December 31, 1999
                                   (Unaudited)

                                                 CAPITAL APPRECIATION STOCK SUBACCOUNT          MID-CAP STOCK SUBACCOUNT
Operations:                                         2000                  1999                2000                 1999*
                                                    ----                  ----                ----                 -----
  Net investment income (loss)                    ($2,103,943)          ($3,152,538)           ($101,149)            ($29,120)
  Net realized gain (loss) on
   security transactions                            3,771,591            23,728,098               17,634              165,812
  Net change in unrealized appreciation
   or depreciation on investments                   6,369,507            32,577,970              920,820              656,965
                                                  -----------           -----------           ----------            ---------
    Change in net assets from operations            8,037,155            53,153,530              837,305              793,657
                                                  -----------           -----------           ----------            ---------
Capital unit transactions (note 5):
  Proceeds from sales of units                    117,731,776           176,946,680           14,854,746            9,591,635
  Cost of units repurchased                       (89,793,955)         (142,267,223)          (2,441,021)            (972,463)
  Actuarial adjustments for mortality
   experience on annuities in payment period            1,239                   (40)                 207                   --
  Annuity benefit payments                             (2,436)               (3,690)                 (33)                  --
                                                  -----------           -----------           ----------            ---------
   Change in net assets from capital
    unit transactions                              27,936,624            34,675,727           12,413,899            8,619,172
                                                  -----------           -----------           ----------            ---------
  Increase (decrease) in net assets                35,973,779            87,829,257           13,251,204            9,412,829

Net assets:
  Beginning of period                             293,170,998           205,341,741            9,412,829                   --
                                                  -----------           -----------           ----------            ---------
  End of period                                  $329,144,777          $293,170,998          $22,664,033           $9,412,829
                                                  ===========           ===========           ==========            =========


                                                 INTERNATIONAL STOCK SUBACCOUNT              GLOBAL GOVERNMENTS SUBACCOUNT
Operations:                                         2000                 1999                 2000                  1999
                                                    ----                 ----                 ----                  ----
  Net investment income (loss)                      ($681,279)           ($720,547)             $456,626              $529,696
  Net realized gain (loss) on
   security transactions                              130,995            1,713,086               (57,444)                   68
  Net change in unrealized appreciation
   or depreciation on investments                  (4,795,226)          22,008,904              (326,499)           (1,022,529)
                                                  -----------           ----------            ----------            ----------
    Change in net assets from operations           (5,345,510)          23,001,443                72,583              (492,765)
                                                  -----------           ----------            ----------            ----------
Capital unit transactions (note 5):
  Proceeds from sale of units                      52,843,722           75,751,302             5,614,160            12,623,162
  Cost of units repurchased                       (42,749,015)         (73,522,825)           (6,610,380)          (13,481,702)
  Actuarial adjustments for mortality
   experience on annuities in payment period              664                  150                     7                    13
  Annuity benefit payments                             (1,630)              (2,564)                  (88)                 (186)
                                                  -----------           ----------            ----------            ----------
   Change in net assets from capital
    unit transactions                              10,093,741            2,226,063              (996,301)             (858,713)
                                                  -----------           ----------            ----------            ----------
Increase (decrease) in net assets                   4,748,231           25,227,506              (923,718)           (1,351,478)

Net assets:
  Beginning of period                              96,645,757           71,418,251            11,882,805            13,234,283
                                                  -----------           ----------            ----------            ----------
  End of period                                  $101,393,988          $96,645,757           $10,959,087           $11,882,805
                                                  ===========           ==========            ==========            ==========

See accompanying notes to financial statements.

*The data is for the period beginning May 1, 1999 (date of initial activity).

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                 Statements of Changes in Net Assets, continued
      For six months ended June 30, 2000 and year ended December 31, 1999
                                   (Unaudited)

                                                  EMERGING GROWTH SUBACCOUNT                    HIGH INCOME SUBACCOUNT
Operations:                                         2000                  1999                2000                  1999
                                                    ----                  ----                ----                  ----
  Net investment income (loss)                    ($1,213,679)          ($1,428,582)          $4,575,541            $2,266,230
  Net realized gain (loss) on
   security transactions                           11,454,420             1,137,510             (286,046)             (126,687)
  Net change in unrealized appreciation
   or depreciation on investments                 (16,066,344)           69,201,365           (4,921,832)           (1,022,154)
                                                  -----------            ----------           ----------            ----------
    Change in net assets from operations           (5,825,603)           68,910,293             (632,337)            1,117,389
                                                  -----------            ----------           ----------            ----------
Capital unit transactions (note 5):
  Proceeds from sales of units                     80,165,038            88,662,009           19,223,710            42,750,865
  Cost of units repurchased                       (59,246,089)          (74,742,597)         (20,718,458)          (32,579,557)
  Actuarial adjustments for mortality
   experience on annuities in payment period              773                   254                 (233)                 (243)
  Annuity benefit payments                             (2,738)               (3,421)                (971)               (6,484)
                                                  -----------            ----------           ----------            ----------
   Change in net assets from capital
    unit transactions                              20,916,984            13,916,245           (1,495,952)           10,164,581
                                                  -----------            ----------           ----------            ----------
  Increase (decrease) in net assets                15,091,381            82,826,538           (2,128,289)           11,281,970

Net assets:
  Beginning of period                             164,521,393            81,694,855           49,989,265            38,707,295
                                                  -----------            ----------           ----------            ----------
  End of period                                  $179,612,774          $164,521,393          $47,860,976           $49,989,265
                                                  ===========           ===========           ==========            ==========


                                                 DEVELOPING MARKETS SUBACCOUNT
Operations:                                           2000                  1999
                                                      ----                  ----
  Net investment income (loss)                       $4,060              ($23,768)
  Net realized gain (loss) on
   security transactions                             22,008               (63,889)
  Net change in unrealized appreciation
   or depreciation on investments                (1,568,942)            2,636,489
                                                  ---------             ---------
    Change in net assets from operations         (1,542,874)            2,548,832
                                                  ---------             ---------
Capital unit transactions (note 5):
  Proceeds from sales of units                    4,372,551             5,286,209
  Cost of units repurchased                      (3,284,618)           (4,090,271)
  Actuarial adjustments for mortality
   experience on annuities in payment period             --                    --
  Annuity benefit payments                               --                    --
                                                  ---------             ---------
   Change in net assets from capital
    unit transactions                             1,087,933             1,195,938
                                                  ---------             ---------
  Increase (decrease) in net assets                (454,941)            3,744,770

Net assets:
  Beginning of period                             8,238,422             4,493,652
                                                  ---------             ---------
  End of period                                  $7,783,481            $8,238,422
                                                  =========             =========

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

(1)  Organization

     The CUNA Mutual Life Variable Annuity Account (the Variable Account) is a unit investment trust registered under the Investment Company Act of 1940 with the Securities and Exchange Commission (SEC). The Variable Account was established as a separate investment account within CUNA Mutual Life Insurance Company (the Company) to receive and invest net premiums paid under variable annuity contracts (Contracts).

     Although the assets in the Variable Account are the property of the Company, the assets in the Variable Account attributable to the Contracts are not chargeable with liabilities arising out of any other business which the Company may conduct. The assets of the Variable Account are available to cover the general liabilities of the Company only to the extent that the Variable Account's assets exceed its liabilities arising under the Contracts. The Company has the right to transfer to the general account any assets of the Variable Account which are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are general corporate obligations of the Company.

(2)  Significant Accounting Policies

     Investments

     The Variable Account currently is divided into eleven subaccounts but may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of a single underlying fund. (The term fund is used to mean an investment portfolio sometimes called a fund, i.e., Ultra Series Fund (Class Z shares), T. Rowe Price International Fund, Inc., MFS(R) Variable Insurance Trust(SM), Oppenheimer Variable Account Funds, Templeton Variable Products Series Fund, or any other open-end management investment company or unit investment trust in which a subaccount invests.) The income, gains and losses, realized or unrealized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

     The Variable Account invests in shares of Ultra Series Fund, T. Rowe Price International Fund, Inc., MFS(R) Variable Insurance Trust(SM), Oppenheimer Variable Account Funds, and Templeton Variable Products Series Fund. Each is a management investment company of the series type with one or more funds. Each is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the companies or their funds by the SEC.

     The Ultra Series Fund currently has six funds available as investment options under the Contracts. The T. Rowe Price International Series, Inc. has one fund available as an investment option under the Contracts, the MFS Variable Insurance Trust has two funds available as investment options under the Contracts, the Oppenheimer Variable Account Funds has one fund available as an investment option under the Contracts and the Templeton
     Variable Products Series Fund has one fund available as an investment option under the Contracts. The Ultra Series Fund, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds and Templeton Variable Products Series Fund also have other funds that are not available under the Contracts. All five investment companies may, in the future, create additional funds or classes that may or may not be available as investment options under the Contracts. Each fund has its own investment objective and the income, gains and losses for each fund are determined separately for that fund or class.

     CIMCO Inc. (CIMCO) serves as the investment adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Ultra Series Fund. The Company owns one half of CIMCO's outstanding stock and one half is owned indirectly by CUNA Mutual Insurance Society.

     Rowe Price-Fleming International, Inc. (RPFI) serves as the investment adviser to the International Stock Portfolio and manages its assets in accordance with general policies and guidelines established by the board of directors of T. Rowe Price International Fund, Inc.

     Massachusetts Financial Services Company (MFS) serves as the investment adviser to the MFS Global Governments Series (formerly known as the MFS World Governments Series) and Emerging Growth Series and manages their assets in accordance with general policies and guidelines established by the board of trustees of MFS(R) Variable Insurance Trust(SM).

     OppenheimerFunds, Inc. (the Manager) serves as the investment adviser to the Oppenheimer High Income Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Oppenheimer Variable Account Funds.

     Templeton Asset Management Ltd. serves as the investment adviser to the Templeton Developing Markets Fund: Class 2 and manages its assets and makes its investments decisions.

     The assets of each fund are held separate from the assets of the other funds, and each fund is offered at a price equal to its respective net asset value per share, without sales charge. Dividends and capital gain distributions from each fund are reinvested in that fund. Investments in shares of the funds are stated at market value which is the net asset value per share as determined by the funds. Realized gains and losses from security transactions are reported on an average cost basis. Dividend income is recorded on the ex-dividend date.

     Federal Income Taxes

     Currently, no charge is made against the Variable Account for any federal, state or local taxes (other than premium taxes) that the Company incurs or that may be attributable to the Variable Account or the Contracts. The Company may, however, make such a charge in the future from surrender value, death benefits or annuity payments, as appropriate. Such taxes may include taxes (levied by any government entity) which the Company determines to have resulted from: (1) the establishment or maintenance of the Variable Account, (2) receipt by the Company of purchase payments, (3) issuance of the Contracts, or (4) the payment of annuity payments.

     Annuity Reserves

     Annuity reserves are computed for contracts in the payout stage according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 3.5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the insurance company.

     Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(3)  Fees and Charges

     Contract Charges

     Surrender Charge (Contingent Deferred Sales Charge). At the time purchase payments are paid, no charge is deducted for sales expenses. However, a surrender charge is deducted upon surrender or partial withdrawal of purchase payments within 7 years of their being paid and, in certain circumstances, upon payment of a death benefit or the election of certain annuity payment options.

     For purchase payments withdrawn or surrendered within one year of having been paid, the charge is 7% of the amount of the payment withdrawn or surrendered. The surrender charge decreases by 1% for each full year that has elapsed since the purchase payment was made. No surrender charge is assessed upon the withdrawal or surrender of the contract value in excess of aggregate purchase payments or on purchase payments made more than 7 years prior to the withdrawal or surrender.

     Subject to certain restrictions for the first partial withdrawal (or surrender) in each contract year, an amount equal to 10% of aggregate purchase payments subject to a surrender charge (as of the time of withdrawal or surrender) may be surrendered without a surrender charge. The surrender charge also may be waived in certain circumstances as provided in the Contracts.

     Annual Contract Fee. On each contract anniversary (or upon surrender of the Contract) prior to the annuity date, the Company deducts an annual contract fee of $30 from the variable contract value. After the annuity date, the Company deducts this fee from variable annuity payments. A pro-rated portion of the fee is deducted upon annuitization of a Contract except on a contract anniversary.

     Transfer Fee. No charge is made for transfers. However, the Company reserves the right to charge $10 for the 13th and each subsequent transfer during a Contract year.

     Premium Taxes. If state or other premium taxes are applicable to a Contract, they will be deducted either: (a) from purchase payments as they are received, (b) from contract value upon surrender or partial withdrawal,
     (c) upon application of adjusted contract value to an annuity payment option, or (d) upon payment of a death benefit. The Company, however, reserves the right to deduct premium taxes at the time it pays such taxes.

     Variable Account Charges

     Mortality and Expense Risk Charge. The Company deducts a daily mortality and expense risk charge to compensate it for assuming certain mortality and expense risks. The charge is deducted from the assets of the Variable Account at an annual rate of 1.25% (approximately 0.85% for mortality risk and 0.40% for expense risks).

     Asset-Based Administration Charge. The Company deducts a daily administration charge to compensate it for certain expenses it incurs in administration of the Contract. The charge is deducted from the assets of the Variable Account at an annual rate of 0.15%.

(4)  Investment Transactions

     The  cost  of  shares   purchased,   including   reinvestment  of  dividend
     distributions, during the six months ended June 30, 2000, was as follows:

     Money Market Fund..........................................   $22,657,817
     Bond Fund..................................................     5,616,102
     Balanced Fund..............................................    32,010,618
     Growth and Income Stock Fund...............................    38,356,408
     Capital Appreciation Stock Fund............................    30,801,117
     Mid-Cap Stock Fund.........................................    12,429,499
     International Stock Portfolio..............................     9,965,163
     Global Governments Series..................................       755,739
     Emerging Growth Series.....................................    33,208,094
     High Income Fund...........................................     6,745,478
     Developing Markets Fund....................................     1,847,493

(5)  Accumulation Unit Activity from Contract Transactions

     Transactions in accumulation units of each subaccount of the Variable Account for the year ended December 31, 1999, and for the six-month period ended June 30, 2000, were as follows:

                                                                                                             Capital
                                                    Money                                  Growth and     Appreciation      Mid-Cap
                                                   Market        Bond         Balanced    Income Stock       Stock          Stock
                                                 Subaccount   Subaccount     Subaccount    Subaccount      Subaccount     Subaccount
                                                 ----------   ----------     ----------   ------------    -----------     ----------
     Units for contracts in accumulation period:
     Outstanding at December 31, 1998             2,279,937     4,554,265    17,688,375    18,544,722       8,584,679            --
     Sold                                         9,061,675     5,596,028    14,144,468    12,580,706       6,829,980       928,691
     Repurchased                                 (7,856,633)   (4,079,703)   (9,755,824)   (9,209,170)     (5,488,309)      (92,894)
                                                  ---------     ---------    ----------    ----------      ----------     ---------
     Outstanding at December 31, 1999             3,484,979     6,070,590    22,077,019    21,916,258       9,926,350       835,797
     Sold                                         5,541,704     2,620,166     7,176,896     6,745,077       3,964,136     1,273,902
     Repurchased                                 (5,608,552)   (2,598,746)   (5,941,745)   (5,487,008)     (3,023,596)     (208,406)
                                                  ---------     ---------    ----------    ----------      ----------     ---------
     Outstanding at June 30, 2000                 3,418,131     6,092,010    23,312,170    23,174,327      10,866,890     1,901,293
                                                  ---------     ---------    ----------    ----------      ----------     ---------

     Units for annuitized contracts:
     Outstanding at December 31, 1998                   802            --         6,568        11,235           1,763            --
     Sold                                               129           496         4,636         2,914              10            --
     Repurchased                                        (71)          (22)       (1,645)       (1,589)           (146)           --
                                                  ---------     ---------    ----------    ----------      ----------     ---------
     Outstanding at December 31, 1999                   860           474         9,559        12,560           1,627            --
     Sold                                                 1            10         2,185         7,600           1,068           259
     Repurchased                                        (29)         (106)         (907)       (1,710)           (224)           (3)
                                                  ---------     ---------    ----------    ----------      ----------     ---------
     Outstanding at June 30, 2000                       832           378        10,837        18,450           2,471           256
                                                  ---------     ---------    ----------    ----------      ----------     ---------

     Total units outstanding at June 30, 2000     3,418,963     6,092,388    23,323,007    23,192,777      10,869,361     1,901,549
                                                  =========     =========    ==========    ==========      ==========     =========

                                                      International      Global          Emerging         High        Developing
                                                          Stock        Governments        Growth         Income         Markets
     Units for contracts in accumulation period:       Subaccount      Subaccount       Subaccount     Subaccount     Subaccount
                                                       ----------      ----------       ----------     ----------     ----------
     Outstanding at December 31, 1998                  4,954,012        1,100,980       5,091,776      3,559,766         868,801
     Sold                                              4,987,211        1,075,683       4,879,364      3,836,333         826,182
     Repurchased                                      (4,843,190)      (1,148,440)     (4,088,123)    (2,926,390)       (642,085)
                                                       ---------        ---------       ---------      ---------       ---------
     Outstanding at December 31, 1999                  5,098,033        1,028,223       5,883,017      4,469,709       1,052,898
     Sold                                              2,910,608          489,346       2,856,921      1,739,770         618,414
     Repurchased                                      (2,355,733)        (576,203)     (2,120,230)    (1,873,545)       (463,132)
                                                       ---------        ---------       ---------      ---------       ---------
     Outstanding at June 30, 2000                      5,652,908          941,366       6,619,708      4,335,934       1,208,180
                                                       ---------        ---------       ---------      ---------       ---------

     Units for annuitized contracts:
     Outstanding at December 31, 1998                      1,984              182           2,460          1,539              --
     Sold                                                     13                1              15          1,433              --
     Repurchased                                            (174)             (16)           (191)          (747)             --
                                                       ---------        ---------       ---------      ---------       ---------
     Outstanding at December 31, 1999                      1,823              167           2,284          2,225              --
     Sold                                                    755                5             959            620              --
     Repurchased                                            (181)             (12)           (420)          (156)             --
                                                       ---------        ---------       ---------      ---------       ---------
     Outstanding at June 30, 2000                          2,397              160           2,823          2,689              --
                                                       ---------        ---------       ---------      ---------       ---------

     Total units outstanding December 31, 1999         5,655,305          941,526       6,622,531      4,338,623       1,208,180
                                                       =========        =========       =========      =========       =========



(6)  Condensed Financial Information

     The table below gives per unit information about the financial history of each subaccount for each period.

                                       Money Market                Bond                  Balanced               Growth & Income
                                        Subaccount              Subaccount              Subaccount              Stock Subaccount
                                     --------------------    --------------------   ----------------------   -----------------------
     Unit value:                      2000       1999         2000       1999         2000         1999         2000        1999
                                      ----       ----         ----       ----         ----         ----         ----        ----
       Beginning of period              $12.12     $11.72       $12.70     $12.79       $18.97       $16.80       $26.95      $23.17

       End of period                     12.37      12.12        12.94      12.70        19.40        18.97        27.38       26.95

     Percentage increase (decrease)
       in unit value during  period      2.06%      3.41%        1.89%    (0.70%)        2.27%       12.92%        1.60%      16.31%

     Number of units outstanding
       at end of period              3,418,963  3,485,839    6,092,388  6,071,064   23,323,007   22,086,578   23,192,777  21,928,818


                                      Capital Appreciation        Mid-Cap                International        Global Governments
                                       Stock Subaccount       Stock Subaccount          Stock Subaccount         Subaccount
                                      --------------------   --------------------     --------------------   ----------------------
     Unit value:                       2000       1999        2000       1999*          2000       1999        2000        1999
                                       ----       ----        ----       -----          ----       ----        ----        ----

       Beginning of period               $29.53     $23.91      $11.26     $10.00         $18.95     $14.41      $11.55      $12.02

       End of period                      30.28      29.53       11.92      11.26          17.93      18.95       11.64       11.55

     Percentage increase (decrease)
       in unit value during  period       2.54%     23.50%       5.86%       12.60%**    (5.38%)     31.51%       0.78%     (3.91%)

     Number of units outstanding
       at end of period              10,869,361  9,927,977   1,901,293    835,797      5,655,305  5,099,856     941,526   1,028,390

      *1999 data is for the eight-month period ended December 31, 1999. **Not annualized.

                                          Emerging Growth            High Income            Developing Markets
                                            Subaccount                Subaccount              Subaccount
                                        ---------------------     ---------------------   ----------------------
     Unit value:                         2000        1999          2000        1999          2000        1999
                                         ----        ----          ----        ----          ----        ----
       Beginning of period                 $27.95      $16.04        $11.18      $10.87        $7.82       $5.17

       End of period                        27.12       27.95         11.03       11.18         6.44        7.82

     Percentage increase (decrease)
       in unit value during  period       (2.97%)      74.25%       (1.34%)       2.85%     (17.65%)      51.26%

     Number of units outstanding
       at end of period                 6,622,531   5,885,301     4,338,623   4,471,934    1,208,180   1,052,898